BORROWINGS	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
BORROWINGS	Borrowings

Short-term borrowings on the Consolidated Balance Sheets include repurchase agreements utilized for corporate sweep accounts with cash management account agreements in place, overnight advances from the FHLB and a short-term line of credit. All repurchase agreements are subject to terms and conditions agreed to by the Bank and the client. To secure its liability to the client, the Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.

The following shows the remaining contractual maturity of repurchase agreements by collateral pledged:

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$9,755
Collateralized mortgage obligations	80,426
Total	$90,181

Securities sold under agreements to repurchase are secured by securities with a carrying amount of $90.2 million and $85.5 million, as of December 31, 2019 and 2018, respectively.

First Financial has a $30.0 million short-term credit facility with an unaffiliated bank that matures in September, 2020. This facility can have a variable or fixed interest rate and provides First Financial additional liquidity, if needed, for various corporate activities including the repurchase of First Financial common stock and the payment of dividends to shareholders. As of December 31, 2019 and December 31, 2018, there was no outstanding balance. The credit agreement requires First Financial to comply with certain covenants including those related to asset quality and capital levels, and First Financial was in compliance with all covenants associated with this facility as of December 31, 2019 and December 31, 2018.

The following is a summary of short-term borrowings for the last three years:

	2019		2018		2017
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$165,181	0.85%	$183,591	1.65%	$72,265	0.19%
FHLB borrowings	1,151,000	1.73%	857,100	2.48%	742,300	1.43%
Total	$1,316,181	1.62%	$1,040,691	2.33%	$814,565	1.32%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$155,859	1.15%	$87,221	0.58%	$69,766	0.19%
FHLB borrowings	990,860	2.37%	857,028	2.03%	760,558	1.05%
Other short-term borrowings	0	0.00%	3,178	4.36%	41	4.07%
Total	$1,146,719	1.90%	$947,427	1.90%	$830,365	0.98%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$260,621		$183,591		$130,633
FHLB borrowings	1,171,400		1,170,800		957,700
Other short-term borrowings	0		10,000		0

In 2015, First Financial issued $120.0 million of subordinated notes, which have a fixed interest rate of 5.13% payable semiannually and mature in August 2025. These notes are not redeemable by the Company or callable by the holders of the notes prior to maturity. In addition, First Financial acquired $49.5 million of variable rate subordinated notes in the MSFG merger that were issued to previously formed trusts in exchange for the trust proceeds. Interest on the acquired subordinated notes is payable quarterly, in arrears, and the Company has the option to defer interest payments for a period not to exceed 20 consecutive quarters. The acquired subordinated notes mature 30 years after the date of original issuance and may be called at par following the 5 year anniversary of issuance. First Financial also acquired $8.4 million of 7.40% fixed rate private placement subordinated debt in conjunction with the MSFG merger that was issued in 2015 and matures in 2025. These notes are redeemable by the Company at par following the 5 year anniversary of issuance. The subordinated notes are treated as Tier 2 capital for regulatory capital purposes and are included in Long-term debt on the Consolidated Balance Sheets.

In addition to subordinated notes, long-term debt included $242.4 million and $400.6 million of fixed rate FHLB long-term advances as of December 31, 2019 and December 31, 2018, respectively. As of December 31, 2019, long-term FHLB advances had a weighted average interest rate of 1.94%. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2019, had collateral pledged with a book value of $6.2 billion.

The following is a summary of First Financial's long-term debt:

	2019		2018
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
FHLB borrowings	$242,428	1.94%	$400,599	2.08%
Subordinated debt	170,967	4.97%	170,550	5.28%
Unamortized debt issuance costs	(1,007)	n/a	(1,185)	n/a
Capital lease liability	1,213	4.48%	0	0.00%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$414,376	3.20%	$570,739	3.04%

As of December 31, 2019, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2020	$104,059
2021	19,052
2022	49,451
2023	49
2024	51
Thereafter	241,714
Total	$414,376